UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Small-Cap Value Fund	March 31, 2014

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 91.3%		
CONSUMER DISCRETIONARY 13.1%		
Auto Components 2.4%		
Dorman Products (1)(2)	2,076,700	122,650
Drew Industries	1,016,700	55,105
Fuel Systems Solutions (2)	485,000	5,219
Modine Manufacturing (2)	1,370,000	20,070
Shiloh Industries (1)(2)	1,111,700	19,722
Strattec Security (1)	294,200	21,250
		244,016
Automobiles 0.5%		
Winnebago (1)(2)	1,968,100	53,906
		53,906
Distributors 0.7%		
Pool	919,100	56,359
Weyco Group (1)	636,500	17,199
		73,558
Diversified Consumer Services 0.8%		
American Public Education (2)	300,000	10,524
Ascent Capital Group (2)	608,100	45,942
Matthews International, Class A	460,000	18,773
National American University Holdings (1)	1,871,300	7,279
		82,518
Hotels, Restaurants & Leisure 0.6%		
Carrols Restaurant Group (2)	605,747	4,343
Orient-Express, Class A (2)	2,531,100	36,473
Red Robin Gourmet Burgers (2)	300,284	21,525
		62,341
Household Durables 2.3%		
Cavco Industries (1)(2)	682,100	53,511

CSS Industries (1)	1,003,000	27,081
Dixie Group (1)(2)	1,109,600	18,220
Ethan Allen Interiors	1,030,000	26,213
Hooker Furniture (1)	937,300	14,678
iRobot (2)	180,000	7,389
M/I Homes (2)	1,080,200	24,218
Meritage (2)	1,032,700	43,249
New Home (2)	625,700	8,910
Standard Pacific (2)	952,800	7,918
		231,387
Leisure Products 1.0%		
Black Diamond (2)	1,430,000	17,489
Brunswick	1,960,000	88,768
		106,257
Media 0.3%		
Live Nation Entertainment (2)	50,000	1,088
New Media Investment (2)	553,343	8,311
Saga Communications (1)	529,566	26,314
		35,713
Multiline Retail 0.2%		
Fred's	1,098,400	19,782
		19,782
Specialty Retail 3.6%		
Aaron's (1)	4,353,700	131,656
Christopher & Banks (1)(2)	1,942,600	12,841
Haverty Furniture (1)	1,101,800	32,723
Hibbett Sports (2)	1,200,000	63,456
Lumber Liquidators (2)	223,500	20,964
MarineMax (2)	404,500	6,144
Monro Muffler Brake	291,400	16,575
New York & Company (2)	1,782,970	7,827
Pier 1 Imports	1,683,300	31,781

Stage Stores	337,300	8,247
Stein Mart (1)	2,364,800	33,131
		365,345
Textiles, Apparel & Luxury Goods 0.7%		
Culp (1)	880,300	17,377
Kate Spade (2)	795,000	29,487
Quiksilver (2)	755,000	5,670
Steven Madden (2)	475,275	17,100
		69,634
Total Consumer Discretionary		1,344,457
CONSUMER STAPLES 2.1%		
Beverages 0.3%		
Coca-Cola Bottling (1)	386,500	32,845
		32,845
Food & Staples Retailing 1.2%		
PriceSmart	746,200	75,314
Spartan Stores (1)	2,110,000	48,973
		124,287
Food Products 0.3%		
J.G. Boswell	31,060	28,482
		28,482
Household Products 0.2%		
Oil-Dri (1)	589,266	20,353
		20,353
Tobacco 0.1%		
Alliance One International (2)	3,585,000	10,468
		10,468
Total Consumer Staples		216,435

ENERGY 5.4%		
Energy Equipment & Services 1.9%		
Atwood Oceanics (2)	630,000	31,746
C&J Energy Services (2)	1,455,000	42,428
CARBO Ceramics	295,000	40,707
Gulf Island Fabrication	502,400	10,857
Hercules Offshore (2)	2,085,000	9,570
Nuverra Environmental Solution (2)	270,000	5,478
TETRA Technologies (1)(2)	3,923,000	50,214
		191,000
Oil, Gas & Consumable Fuels 3.5%		
Bonanza Creek Energy (2)	352,600	15,655
Clayton Williams Energy (2)	383,000	43,283
Cloud Peak Energy (2)	1,925,000	40,695
Contango Oil & Gas (2)	747,204	35,672
EPL Oil & Gas (2)	590,000	22,774
Magnum Hunter Resources (2)	1,330,000	11,305
Matador Resources (2)	178,490	4,371
Northern Oil & Gas (2)	3,040,000	44,445
Oasis Petroleum (2)	2,015,500	84,107
Panhandle Oil & Gas	383,635	16,730
PDC Energy (2)	602,600	37,518
		356,555
Total Energy		547,555
FINANCIALS 23.0%		
Banks 10.0%		
Bank of Kentucky Financial (1)	466,500	17,512
BBCN Bancorp	674,200	11,556
Bridge Capital (2)	403,241	9,581
Burke & Herbert	8,263	18,075
Cobiz Financial (1)	2,879,400	33,171

Columbia Banking System	1,258,900	35,904
East West Bancorp	4,538,240	165,646
Farmers & Merchants Bank of Long Beach	3,235	18,844
First Southern Bancorp, Class B (1)(2)	1,457,068	8,983
Glacier Bancorp	2,366,000	68,780
Home Bancshares	3,072,924	105,770
Independent Bank	96,000	5,640
National Bank Holdings, Class A	648,600	13,017
Preferred Bank (1)(2)	1,020,354	26,488
Sandy Spring Bancorp	1,054,000	26,329
Signature Bank (2)	648,000	81,382
SVB Financial Group (2)	987,511	127,172
Texas Capital Bancshares (2)	1,442,500	93,676
Washington Trust Bancorp	499,400	18,712
Western Alliance Bancorp (2)	1,893,900	46,590
Wintrust Financial	1,812,200	88,182
		1,021,010
Capital Markets 2.2%		
Ares Capital	4,069,300	71,701
Capital Southwest	445,000	15,451
GFI Group	638,073	2,265
Golub Capital	859,400	15,332
Harvest Capital Credit	175,000	2,581
Hercules Technology Growth	1,470,000	20,683
JMP	1,006,900	7,159
KCAP Financial	670,000	5,802
Main Street Capital	165,800	5,448
Pennantpark Investment	1,572,602	17,377
Piper Jaffray (2)	469,344	21,496
Safeguard Scientifics (1)(2)	1,116,500	24,764
TCP Capital	613,803	10,159
THL Credit	400,000	5,520
TriplePoint Venture Growth BDC (2)	201,500	3,272
		229,010

Diversified Financial Services 0.4%		
Compass Diversified Holdings, Partnership	1,705,500	32,251
TPG Specialty Lending	750,000	12,450
		44,701
Insurance 3.1%		
Assured Guaranty	1,248,783	31,619
Crawford, Class A	264,424	2,470
Crawford, Class B	193,178	2,108
Employers Holdings	936,999	18,955
Fortegra Financial (2)	843,100	5,927
Markel (2)	108,000	64,379
Meadowbrook Insurance Group	2,080,000	12,126
National Interstate (1)	1,000,000	26,810
ProAssurance (1)	3,128,000	139,290
State Auto Financial	648,490	13,819
		317,503
Real Estate Investment Trusts 6.7%		
Acadia Realty Trust, REIT	1,770,000	46,693
CatchMark Timber Trust, Class A, REIT (1)	913,200	12,830
CBL & Associates Properties, REIT	1,080,200	19,174
Cedar Realty Trust, REIT	1,672,600	10,220
Cousins Properties, REIT	1,297,500	14,882
DiamondRock Hospitality, REIT	388,500	4,565
EastGroup Properties, REIT	461,300	29,020
First Potomac Realty Trust, REIT	2,561,900	33,100
Hatteras Financial, REIT	977,600	18,428
Kilroy Realty, REIT	1,660,400	97,266
Kite Realty Group Trust, REIT	5,580,500	33,483
LaSalle Hotel Properties, REIT	1,873,300	58,653
Pebblebrook Hotel Trust, REIT	803,900	27,148
Potlatch, REIT	1,485,000	57,455
PS Business Parks, REIT	211,247	17,664
Redwood Trust, REIT	3,325,000	67,431

Saul Centers, REIT (1)	1,112,184	52,673
Strategic Hotels & Resorts, REIT (2)	2,050,000	20,889
Terreno Realty, REIT (1)	1,460,000	27,609
Urstadt Biddle Properties, Class A, REIT	353,600	7,305
Urstadt Biddle Properties, REIT	6,230	110
Washington Real Estate Investment Trust, REIT	1,210,000	28,895
		685,493
Thrifts & Mortgage Finance 0.6%		
PennyMac Financial Services (2)	449,600	7,481
Radian	2,540,000	38,176
United Financial Bancorp	694,800	12,778
		58,435
Total Financials		2,356,152
HEALTH CARE 3.5%		
Biotechnology 0.3%		
Exelixis (2)	177,400	628
Infinity Pharmaceuticals (2)	559,900	6,657
Lexicon Pharmaceuticals (2)	5,575,000	9,645
Momenta Pharmaceuticals (2)	1,453,642	16,935
Rigel Pharmaceuticals (2)	150,000	582
		34,447
Health Care Equipment & Supplies 2.0%		
Analogic	516,802	42,435
Atrion (1)	172,300	52,748
Quidel (1)(2)	2,150,200	58,701
Utah Medical Products (1)	191,723	11,087
West Pharmaceutical Services	876,600	38,614
		203,585
Health Care Providers & Services 1.2%		
Capital Senior Living (1)(2)	1,927,900	50,106
Espirito Santo Saude (EUR) (2)	500,000	2,528

Landauer (1)	547,400	24,813
LCA-Vision (2)	299,800	1,604
National Healthcare	472,400	26,346
Triple-S Management, Class B (2)	907,500	14,647
		120,044
Total Health Care		358,076
INDUSTRIALS & BUSINESS SERVICES 22.0%		
Aerospace & Defense 0.2%		
American Science Engineering	177,100	11,896
Breeze-Eastern (1)(2)	529,467	5,231
		17,127
Air Freight & Logistics 0.6%		
Hub Group, Class A (2)	1,432,000	57,266
		57,266
Airlines 0.9%		
Alaska Air Group	834,900	77,904
SkyWest	1,010,000	12,888
		90,792
Building Products 1.8%		
A.O. Smith	1,466,700	67,498
Gibraltar Industries (2)	1,511,900	28,530
Insteel Industries (1)	937,900	18,448
Quanex Building Products	905,000	18,715
Universal Forest Products	982,300	54,360
		187,551
Commercial Services & Supplies 2.7%		
Courier (1)	1,001,300	15,420
G & K Services, Class A	752,500	46,030
Horizon North Logistics (CAD)	675,000	5,105
McGrath RentCorp (1)	1,845,000	64,501

MSA Safety	1,080,000	61,560
US Ecology	965,600	35,843
Waste Connections	1,006,400	44,141
		272,600
Construction & Engineering 0.9%		
Aegion (2)	1,725,000	43,660
Comfort Systems USA	1,595,000	24,308
Pike (1)(2)	2,060,320	22,169
		90,137
Electrical Equipment 0.3%		
Encore Wire	178,012	8,636
Franklin Electric	652,875	27,760
		36,396
Industrial Conglomerates 1.3%		
Raven Industries (1)	4,170,000	136,567
Smith Investment (2)(3)	43,100	34
		136,601
Machinery 4.9%		
Albany International	155,000	5,509
Astec Industries	596,100	26,175
CIRCOR International	635,000	46,564
Colfax (2)	105,000	7,490
ESCO Technologies	465,000	16,363
Greenbrier Companies (2)	878,000	40,037
John Bean Technologies	670,470	20,717
Luxfer Holdings, ADR	1,043,213	20,426
Lydall (1)(2)	1,602,800	36,656
Middleby (2)	293,300	77,493
Miller Industries	138,900	2,713
Nordson	988,000	69,644
RBC Bearings (2)	554,300	35,309
Sun Hydraulics	1,097,900	47,550

Woodward	1,076,676	44,714
		497,360
Marine 1.6%		
GasLog	984,094	22,919
International Shipholding (1)	450,000	13,248
Kirby (2)	990,200	100,258
Matson	160,000	3,950
Overseas Shipholding Group (2)	790,000	4,132
Teekay Tankers, Class A (1)	5,020,000	17,771
		162,278
Professional Services 1.5%		
FTI Consulting (2)	873,500	29,122
Kforce	1,242,800	26,496
Navigant Consulting (2)	1,399,600	26,117
On Assignment (2)	1,950,700	75,278
		157,013
Road & Rail 3.9%		
Celadon Group	347,273	8,348
Genesee & Wyoming, Class A (2)	1,894,800	184,402
Landstar System (1)	2,551,800	151,118
Patriot Transportation Holding (1)(2)	840,108	30,286
Universal Truckload Services	880,000	25,432
		399,586
Trading Companies & Distributors 1.4%		
Applied Industrial Technologies	582,800	28,114
Beacon Roofing Supply (2)	1,575,000	60,890
Essex Rental (1)(2)	2,068,400	6,122
Kaman	1,231,416	50,094
		145,220
Total Industrials & Business Services		2,249,927

INFORMATION TECHNOLOGY 10.5%

Communications Equipment 0.6%

Harmonic (2)	920,400	6,572
Ixia (2)	1,745,000	21,812
Shoretel (2)	1,902,000	16,357
Sonus Networks (2)	4,403,600	14,840
		59,581

Electronic Equipment, Instruments & Components 5.1%

Badger Meter	697,700	38,443
Belden	1,451,800	101,045
Cognex (2)	1,646,200	55,740
Electro Rent (1)	2,123,900	37,360
Electro Scientific Industries (1)	1,870,000	18,420
Fabrinet (2)	1,020,000	21,185
Littelfuse	654,200	61,259
Methode Electronics	1,758,500	53,916
MTS Systems	421,000	28,834
Newport (2)	778,500	16,099
Richardson Electronics	303,860	3,270
Rofin-Sinar Technology (2)	352,342	8,442
Synnex (2)	938,400	56,877
Zygo (1)(2)	1,395,000	21,190
		522,080

Internet Software & Services 0.3%

LivePerson (2)	829,140	10,008
RealNetworks (2)	142,100	1,077
Saba Software (1)(2)	1,593,000	19,355
		30,440

IT Services 0.3%

Kratos Defense & Security Solutions (1)(2)	3,568,400	26,906

Startek (2)	754,300	5,197
		32,103
Semiconductor & Semiconductor Equipment 3.3%		
Actions Semiconductor, ADR (2)	952,800	2,353
Advanced Energy Industries (2)	1,520,000	37,240
ATMI (2)	812,722	27,641
Brooks Automation	2,188,500	23,920
BTU International (1)(2)	580,670	1,817
Cabot Microelectronics (2)	1,060,000	46,640
Cohu (1)	1,520,000	16,325
Cyberoptics (1)(2)	787,430	6,544
Entegris (2)	2,148,000	26,012
Kopin (2)	1,836,000	6,940
MaxLinear, Class A (2)	1,102,450	10,451
Microsemi (2)	626,400	15,679
Supertex (1)(2)	677,605	22,347
Synaptics (2)	575,000	34,512
Teradyne (2)	1,475,572	29,349
Veeco (2)	719,000	30,148
		337,918
Software 0.7%		
Accelrys (2)	400,870	4,995
Callidus Software (2)	1,652,000	20,683
Progress Software (2)	2,162,600	47,145
		72,823
Technology Hardware, Storage & Peripherals 0.2%		
Intevac (2)	1,160,000	11,252
Xyratex	275,600	3,649
		14,901
Total Information Technology		1,069,846

MATERIALS 7.8%		
Chemicals 2.8%		
American Vanguard (1)	1,817,200	39,342
Hawkins (1)	655,500	24,083
Innospec (1)	2,417,500	109,344
KMG Chemicals	540,000	8,467
Minerals Technologies	898,000	57,975
Penford (1)(2)	1,000,000	14,360
Rockwood Holdings	495,400	36,858
		290,429
Construction Materials 0.3%		
Texas Industries (2)	309,100	27,701
		27,701
Containers & Packaging 0.4%		
Myers Industries (1)	1,962,400	39,091
		39,091
Metals & Mining 2.8%		
AMCOL International	456,000	20,876
Carpenter Technology	1,683,400	111,172
Central Fund of Canada, Class A	1,126,100	15,495
Franco-Nevada (CAD)	709,900	32,621
Haynes International	74,400	4,018
North American Palladium (2)	1,927,400	925
Petra Diamonds (GBP) (2)	4,000,000	9,943
Platinum Group Metals (CAD) (2)	12,531,000	12,582
Royal Gold	439,900	27,547
Sandstorm Gold (CAD) (2)	2,340,000	13,123
Sandstorm Gold (2)	80,000	446
Schnitzer Steel, Class A	599,200	17,287
Stillwater Mining (2)	1,210,000	17,920

Synalloy (1)	533,446	7,660
		291,615
Paper & Forest Products 1.5%		
Clearwater Paper (1)(2)	1,313,400	82,311
Deltic Timber (1)	722,214	47,110
Wausau Paper	1,536,600	19,561
		148,982
Total Materials		797,818
TELECOMMUNICATION SERVICES 0.3%		
Diversified Telecommunication Services 0.3%		
Premiere Global Services (2)	2,180,100	26,292
Total Telecommunication Services		26,292
UTILITIES 3.6%		
Electric Utilities 1.6%		
Cleco	1,255,000	63,478
El Paso Electric	1,891,100	67,569
Empire District Electric	29,050	706
PNM Resources	1,260,000	34,058
		165,811
Gas Utilities 0.8%		
Chesapeake Utilities	237,300	14,988
Southwest Gas	1,328,700	71,019
		86,007
Multi-Utilities 1.1%		
Black Hills	815,000	46,985
NorthWestern	1,289,300	61,150
		108,135

Water Utilities 0.1%		
AquaVenture, Acquisition Date: 12/22/11 Acquisition Cost $102 (2)(3)(4)	49,616	102
Quench USA, Acquisition Date: 12/20/13 Acquisition Cost $9,513 (1)(2)(3)(4)	9,514,000	9,514
Western Water (2)(3)	2,259	0
Western Water, Warrants, 9/1/15, Acquisition Date: 10/16/09 - 8/24/11, Acquisition Cost $0 (2)(3)(4)	12,766	—
		9,616
Total Utilities		369,569
Total Common Stocks (Cost $4,382,702)		9,336,127
PREFERRED STOCKS 0.0%		
FINANCIALS 0.0%		
Real Estate Investment Trust Securities 0.0%		
Saul Centers, Series A, REIT (1)	11,900	306
Total Preferred Stocks (Cost $244)		306
CONVERTIBLE PREFERRED STOCKS 0.3%		
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
GeoMet, Series A	275,721	899
Total Energy		899
FINANCIALS 0.1%		
Banks 0.1%		
Wintrust Financial, Series C	9,900	12,878
Total Financials		12,878

HEALTH CARE 0.1%		
Health Care Providers & Services 0.1%		
National Healthcare, Series A	827,181	12,201
Total Health Care		12,201
UTILITIES 0.1%		
Water Utilities 0.1%		
AquaVenture, Acquisition Date: 7/16/10 Acquisition Cost $2,957 (2)(3)(4)	1,250,000	3,029
AquaVenture, Series A1, Acquisition Date: 10/25/10 Acquisition Cost $594 (2)(3)(4)	248,079	601
AquaVenture, Series A2, Acquisition Date: 10/25/10 Acquisition Cost $446 (2)(3)(4)	186,060	451
AquaVenture, Series A3, Acquisition Date: 10/25/10 - 5/8/12 Acquisition Cost $94 (2)(3)(4)	62,020	150
Total Utilities		4,231
Total Convertible Preferred Stocks (Cost $26,633)		30,209
CONVERTIBLE BONDS 0.2%		
Hercules Offshore, VR, 0.00%, 6/1/38	4,370,000	4,371
Palm Harbor, 3.25%, 5/15/24 (2)(3)(5)	7,829,000	184
Safeguard Scientifics, 5.25%, 5/15/18 (1)	9,672,000	13,214
Total Convertible Bonds (Cost $19,602)		17,769
CORPORATE BONDS 0.2%		
Alliance One, 9.875%, 7/15/21	2,879,000	2,937
Clearwater Paper, 7.125%, 11/1/18 (1)	2,275,000	2,414
Global Geophysical Services, Series A, 10.50%, 5/1/17 (2)(5)	3,917,000	2,438
Global Geophysical Services, Series A-1, 10.50%, 5/1/17 (2)(5)	4,084,000	2,542
Kratos Defense & Security Solutions, 10.00%, 6/1/17 (1)	4,897,000	5,203

Western Alliance Bancorp, 10.00%, 9/1/15	5,536,000	6,111
Total Corporate Bonds (Cost $22,633)		21,645
BANK LOANS 0.0% (6)		
Western Water, VR, 10.00%, 9/1/15 (3)	2,200,476	–
Total Bank Loans (Cost $1,991)		–
EQUITY MUTUAL FUNDS 0.6%		
iShares Russell 2000 Value Fund, ETF	642,600	64,800
Total Equity Mutual Funds (Cost $31,005)		64,800
SHORT-TERM INVESTMENTS 7.4%		
Money Market Funds 7.4%		
T. Rowe Price Reserve Investment Fund, 0.06% (1)(7)	755,309,563	755,310
Total Short-Term Investments (Cost $755,310)		755,310
Total Investments in Securities		
100.0% of Net Assets (Cost $5,240,120)		**$ 10,226,166**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Affiliated Companies

(2) Non-income producing

(3) Level 3 in fair value hierarchy. See Note 2.

(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $13,847 and represents 0.1% of net assets.

(5) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(7) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2014. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/14	Value 12/31/13
Aaron's	$ —	$ —	$ 92	$ 131,656	$ 127,999
American Vanguard	—	—	—	39,342	44,140
Atrion	—	—	110	52,748	51,044
Bank of Kentucky Financial	—	—	84	17,512	17,214
Breeze-Eastern	—	9	—	5,231	4,897
BTU International	—	157	—	1,817	1,741
Capital Senior Living	—	—	—	50,106	46,250
CatchMark Timber Trust Class A, REIT	757	—	101	12,830	11,934
Cavco Industries	—	—	—	53,511	46,860
Christopher & Banks	—	—	—	12,841	16,590
Clearwater Paper	—	—	—	82,311	68,953
Clearwater Paper 7.125%, 11/1/18	—	—	41	2,414	2,446
Cobiz Financial	—	—	101	33,171	34,438
Coca-Cola Bottling	—	—	97	32,845	28,288
Cohu	—	—	91	16,325	15,960
Courier	—	—	210	15,420	18,113
CSS Industries	27	—	150	27,081	28,735
Culp	—	—	88	17,377	18,002
Cyberoptics	—	—	—	6,544	5,008
Deltic Timber	139	—	72	47,110	48,917
Dixie Group	—	—	—	18,220	14,647
Dolan	—	15,993	—	—	1,112
Dorman Products	—	—	—	122,650	116,441
Electro Rent	—	—	425	37,360	39,335

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1988. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $(161,000) for the period ended March 31, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $5,240,120,000. Net unrealized gain aggregated $4,986,046,000 at period-end, of which $5,167,844,000 related to appreciated investments and $181,798,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014